Acquisition of subsidiary and deposits paid for acquisition of subsidiaries (Purchase Price Allocation) (Details) $ in Thousands, $ in Millions		1 Months Ended						12 Months Ended
		Dec. 22, 2017 USD ($)	Dec. 22, 2017 HKD ($)	Dec. 31, 2016 USD ($)	Dec. 27, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 28, 2015 USD ($)	Dec. 31, 2017 USD ($)	May 10, 2017 USD ($)	Mar. 31, 2016 USD ($)
Total purchase price comprised of:
cash consideration							$ 52,000	$ 11,000
Amortizable intangible assets
Goodwill				$ 36,504		$ 0		$ 49,977
Boca International Limited [Member]
Total purchase price comprised of:
cash consideration						52,000
share-based consideration						4,080
Total						$ 56,080
Amortizable intangible assets
Goodwill							$ 36,504			$ 36,504
Deferred tax liabilities										(6,638)
Boca International Limited [Member] | Backlog Contract [Member]
Total purchase price comprised of:
Net liabilities acquired										(337)
Amortizable intangible assets
Amortizable intangible assets	[1]									372
Boca International Limited [Member] | Proprietary Technology [Member]
Amortizable intangible assets
Amortizable intangible assets	[1]									$ 26,179
Century Skyway Limited [Member]
Total purchase price comprised of:
cash consideration				32,600	$ 35,000
share-based consideration				2,325
Total				$ 34,925
Net liabilities acquired									$ (67)
Amortizable intangible assets
Goodwill
Deferred tax liabilities									(4,920)
Century Skyway Limited [Member] | Proprietary Technology [Member]
Amortizable intangible assets
Amortizable intangible assets									$ 19,682
Giant Connection Limited [Member]
Total purchase price comprised of:
share-based consideration		$ 2,354
Total		2,354	$ 19.6
Net liabilities acquired		2,113
Amortizable intangible assets
Goodwill		248
Deferred tax liabilities		$ (7)

[1]	Acquired amortizable intangible asset-backlog contract and proprietary technology have estimated amortization periods of one year and twenty years, respectively.